Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventories

(In thousands)	December 31, 2013	December 31, 2012
Inventories:
Raw materials	$482,751	$455,958
Work in process	310,004	268,191
Finished goods	864,138	801,093
	$1,656,893	$1,525,242

Property, Plant and Equipment

Property, plant and equipment:
Land and improvements	$75,100	$73,857
Buildings and improvements	747,003	665,058
Machinery and equipment	1,698,411	1,436,904
Construction in progress	207,721	308,192
	2,728,235	2,484,011
Less accumulated depreciation	1,062,759	1,086,795
	$1,665,476	$1,397,216

Other Current Liabilities

Other current liabilities:
Legal and professional accruals, including litigation accruals	$145,794	$122,083
Payroll and employee benefit plan accruals	288,750	266,650
Accrued sales allowances	281,112	202,891
Accrued interest	68,466	72,590
Fair value of financial instruments	74,312	29,051
Other	538,104	290,281
	$1,396,538	$983,546